UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05987

Morgan Stanley New York Municipal Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-548-7786

Date of fiscal year end:   12/31

Date of reporting period:   7/1/19– 6/30/20

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-05987
Reporting Period: 07/01/2019 - 06/30/2020
Morgan Stanley New York Municipal Money Market Trust

============= Morgan Stanley New York Municipal Money Market Trust =============

NUVEEN NEW YORK QUALITY MUNICIPAL INCOME FUND

Ticker:        NAN                            Security ID:  67066X701
Meeting Date:  AUG 07, 2019                   Meeting Type: Annual
Record Date:   JUN 10, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Judith M. Stockdale      For       For          Management
1c.2  Elect Director Carole E. Stone          For       For          Management
1c.3  Elect Director Margaret L. Wolff        For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley New York Municipal Money Market Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 28, 2020

* Print the name and title of each signing officer under his or her signature.